Accrued Expenses - Summary of Accrued expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Employee compensation	$ 1,343	$ 230
Research and development	1,115	755
Professional and outside services	452	44
Interest	133	598
Income taxes payable	351	351
Other	24	6
Total	$ 3,418	$ 1,984